Employee benefits - Pension and other post-employment benefits (Tables)	12 Months Ended
Oct. 31, 2025
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Analysis of Financial Position Related to Pension and Other Post-Employment Benefit Plans
The following table presents the financial position related to all of our material pension and other post-employment benefit plans worldwide, including executive retirement arrangements.

	As at
	October 31, 2025		October 31, 2024
(Millions of Canadian dollars)	Defined benefit pension plans	Other post- employment benefit plans	Defined benefit pension plans	Other post- employment benefit plans
Canada
Fair value of plan assets	$17,212	$–	$16,421	$–
Present value of defined benefit obligation	13,558	1,610	13,142	1,563
Net surplus (deficit)	$3,654	$(1,610)	$3,279	$(1,563)
International
Fair value of plan assets	$745	$–	$741	$–
Present value of defined benefit obligation	650	73	638	76
Net surplus (deficit)	$95	$(73)	$103	$(76)
Total
Fair value of plan assets	$17,957	$–	$17,162	$–
Present value of defined benefit obligation	14,208	1,683	13,780	1,639
Total net surplus (deficit)	$3,749	$(1,683)	$3,382	$(1,639)
Effect of asset ceiling	(20)	–	(37)	–
Total net surplus (deficit), net of effect of asset ceiling	$3,729	$(1,683)	$3,345	$(1,639)
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets	$4,012	$–	$3,630	$–
Employee benefit liabilities	(283)	(1,683)	(285)	(1,639)
Total net surplus (deficit), net of effect of asset ceiling	$3,729	$(1,683)	$3,345	$(1,639)

Analysis of Movement in Financial Position Related to Pension and Other Post-Employment Benefit Plans
The following table presents an analysis of the movement in the financial position related to all of our material pension and other post-employment benefit plans worldwide, including executive retirement arrangements.

	As at or for the year ended
	October 31, 2025		October 31, 2024
(Millions of Canadian dollars)	Defined benefit pension plans (1)	Other post- employment benefit plans	Defined benefit pension plans (1)	Other post- employment benefit plans
Fair value of plan assets at beginning of period	$17,162	$–	$14,368	$–
Interest income	812	–	818	–
Remeasurements
Return on plan assets (excluding interest income)	631	–	1,991	–
Change in foreign currency exchange rate	18	–	46	–
Contributions – Employer	31	95	29	91
Contributions – Plan participant	41	27	42	24
Payments	(716)	(122)	(675)	(115)
Business combinations/Disposals	–	–	561	–
Other	(22)	–	(18)	–
Fair value of plan assets at end of period	$17,957	$–	$17,162	$–
Benefit obligation at beginning of period	$13,780	$1,639	$11,727	$1,417
Current service costs	210	34	188	34
Past service costs	49	–	–	(6)
Interest expense	648	76	668	81
Remeasurements
Actuarial losses (gains) from demographic assumptions	7	15	(167)	(60)
Actuarial losses (gains) from financial assumptions	142	8	1,337	132
Actuarial losses (gains) from experience adjustments	28	5	2	8
Change in foreign currency exchange rate	19	1	37	3
Contributions – Plan participant	41	27	42	24
Payments	(716)	(122)	(675)	(115)
Business combinations/Disposals	–	–	621	121
Benefit obligation at end of period	$14,208	$1,683	$13,780	$1,639
Unfunded obligation	$84	$1,683	$83	$1,639
Wholly or partly funded obligation	14,124	–	13,697	–
Total benefit obligation	$14,208	$1,683	$13,780	$1,639

(1)	For pension plans with funding deficits, the benefit obligations and fair value of plan assets as at October 31, 2025 were $890 million and $607 million, respectively (October 31, 2024 – $929 million and $665 million, respectively).

Summary of Composition of Pension and Other Post-Employment Benefit Expense
The following table presents the composition of our pension and other post-employment benefit expense related to our material pension and other post-employment benefit plans worldwide.

	For the year ended
	Pension plans		Other post-employment benefit plans

(Millions of Canadian dollars)	October 31 2025	October 31 2024	October 31 2025	October 31 2024
Current service costs	$210	$188	$34	$34
Past service costs	49	–	–	(6)
Net interest expense (income)	(164)	(150)	76	81
Remeasurements of other long-term benefits	–	–	10	3
Administrative expense	22	18	–	–
Defined benefit pension expense	$117	$56	$120	$112
Defined contribution pension expense	562	426	–	–
	$679	$482	$120	$112

Summary of Composition of Remeasurements Recorded in OCI related to pension and other post employment benefit plans
The following table presents the composition of our remeasurements recorded in OCI related to our material pension and other post-employment benefit plans worldwide.

	For the year ended
	Defined benefit pension plans		Other post-employment benefit plans

(Millions of Canadian dollars)	October 31 2025	October 31 2024	October 31 2025	October 31 2024
Actuarial (gains) losses:
Changes in demographic assumptions	$7	$(167)	$14	$(50)
Changes in financial assumptions	142	1,337	6	122
Experience adjustments	28	2	(2)	5
Return on plan assets (excluding interest based on discount rate)	(631)	(1,991)	–	–
Change in asset ceiling (excluding interest income)	(17)	(4)	–	–
	$(471)	$(823)	$18	$77

Asset Allocation of Defined Benefit Pension Plans
Asset allocation of defined benefit pension plans
(1), (2)

	As at
	October 31, 2025			October 31, 2024

(Millions of Canadian dollars, except percentages)	Fair value	Percentage of total plan assets	Quoted in active market (3)	Fair value	Percentage of total plan assets	Quoted in active market (3)
Equity securities
Domestic	$1,198	7%	100%	$926	5%	100%
Foreign	3,227	18	100	2,306	13	100
Debt securities
Domestic government bonds (4)	5,312	30	–	5,608	33	–
Foreign government bonds	84	–	–	145	1	–
Corporate and other bonds	3,489	19	–	3,788	22	–
Alternative investments and other	4,647	26	7	4,389	26	8

	$17,957	100%	26%	$17,162	100%	21%

(1)	The asset allocation is based on the underlying investments held directly and indirectly through the funds as this is how we manage our investment policy and strategies.
(2)	Represents the total plan assets held in our Canadian and International pension plans.
(3)	If our assessment of whether or not an asset was quoted in an active market was based on direct investments, 30% of our total plan assets would be classified as quoted in an active market (October 31, 2024 – 25%).
(4)	Amounts are net of securities sold under repurchase agreements.

Maturity Profile of Defined Benefit Pension Plan Obligation
Maturity profile
The following table presents the maturity profile of our defined benefit pension plan obligation.

(Millions of Canadian dollars, except participants and years)	As at October 31, 2025
	Canada	International	Total
Number of plan participants	68,421	5,851	74,272
Actual benefit payments 2025	$680	$36	$716
Benefits expected to be paid 2026	740	37	777
Benefits expected to be paid 2027	767	36	803
Benefits expected to be paid 2028	789	35	824
Benefits expected to be paid 2029	807	37	844
Benefits expected to be paid 2030	827	39	866
Benefits expected to be paid 2031-2035	4,348	200	4,548
Weighted average duration of defined benefit payments	13.0 years	13.2 years	13.0 years

Pension and Other Post-Employment Benefits -Weighted Average Assumptions to Determine Benefit Obligation

Weighted average assumptions to determine benefit obligation

	As at
	Defined benefit pension plans		Other post-employment benefit plans

	October 31 2025	October 31 2024	October 31 2025	October 31 2024
Discount rate	4.7%	4.8%	4.9%	4.9%
Rate of increase in future compensation	3.0%	3.0%	n.a.	n.a.
Healthcare cost trend rates (1)
– Medical	n.a.	n.a.	3.5%	3.5%
– Dental	n.a.	n.a.	3.5%	3.5%

(1)	For our other post-employment benefit plans, the assumed trend rates used to measure the expected benefit costs of the defined benefit obligations are also the ultimate trend rates.
n.a.	not applicable

Mortality Assumptions to Determine Defined Benefit Pension Plan Obligation	The following table summarizes the mortality assumptions used for material plans.

	As at
	October 31, 2025				October 31, 2024
	Life expectancy at 65 for a member currently at				Life expectancy at 65 for a member currently at
	Age 65		Age 45		Age 65		Age 45

(In years)	Male	Female	Male	Female	Male	Female	Male	Female
Country
Canada	23.3	24.4	24.3	25.4	23.2	24.4	24.2	25.3
United Kingdom	22.3	24.5	23.6	25.8	22.1	24.4	23.4	25.7

Sensitivity Analysis of Key Assumptions	The following table presents the sensitivity analysis of key assumptions for 2025.

	Increase (decrease) in obligation

(Millions of Canadian dollars)	Defined benefit pension plans	Other post- employment benefit plans
Discount rate
Impact of 100 bps increase in discount rate	$(1,597)	$(182)
Impact of 100 bps decrease in discount rate	1,967	224
Rate of increase in future compensation
Impact of 50 bps increase in rate of increase in future compensation	24	–
Impact of 50 bps decrease in rate of increase in future compensation	(25)	–
Mortality rate
Impact of an increase in longevity by one additional year	380	23
Healthcare cost trend rate
Impact of 100 bps increase in healthcare cost trend rate	n.a.	51
Impact of 100 bps decrease in healthcare cost trend rate	n.a.	(43)

n.a.	not applicable